Net (Loss) Income Per Share - Summary of Anti-dilutive Securities Excluded from Calculation of Diluted Net (Loss) Income Per Ordinary Shares (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares Issuable Upon Exercise of Share Options, Restricted Stocks and RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss) income per ordinary shares	12,683,366	11,891,695	11,545,297
Shares Issuable Upon Vesting of Nonvested Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss) income per ordinary shares	23,450,173	34,175,372	45,893,191
Shares Issuable Upon Conversion of Series A Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss) income per ordinary shares	71,641,792	71,641,792	71,641,792
Shares Issuable Upon Conversion of Series B-1 Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss) income per ordinary shares	2,000,000	2,000,000	1,347,945
Shares Issuable Upon Conversion of Series B-2 Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss) income per ordinary shares	20,895,523	20,895,523	14,083,010